SCHEDULE OF PLAN ASSET (LIABILITY) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Defined benefit plan liability	$ (62,212)	$ (100,430)
Less: fair value of plan asset or asset ceiling
Total	$ (62,212)	$ (100,430)